STATEMENTS OF OPERATIONS	10 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares
Income Statement [Abstract]
Formation and operating costs	$ 1,189
Franchise tax	10,580
Net loss	$ (11,769)
Basic and diluted weighted average shares outstanding | shares	2,499,999	[1],[2]
Basic and diluted net loss per share | $ / shares	$ (0.00)

[1]	Excludes an aggregate of up to 375,000 shares of common stock subject to forfeiture if the over- allotment option is not exercised in full or in part by the underwriters (see Note 5).
[2]	Shares have been retroactively restated to reflect the surrender of 1,150,000 shares without consideration by the sponsor on March 7, 2022 and a dividend, payable in shares of common stock, of two-thirds of one share of common stock for each share of common stock issued and outstanding on April 5, 2022 (Note 8).